LEASE LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Contract less than 12 months	R$ 995	R$ 339	R$ 549
Lower Assets value	5,859	4,975	9,563
Variable lease payments	325,913	498,529	270,449
Total	R$ 332,767	R$ 503,843	R$ 280,561